Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 52	$ 20
Trade receivables, net of provision of $3,073 and $3,263 for 2016 and 2015, respectively.	149	206
Due from related party
Inventories	235	476
Deferred charges - current portion	1	8
Prepayments and other	158	515
Guarantee Deposit	189	164
Other Current Assets	25	25
Total current assets	809	1,413
Vessels, net	2,122	10,305
Leased vessel, net		7,000
Total non-current assets	2,122	17,305
Total assets	2,931	18,718
CURRENT LIABILITIES:
Accounts payable	8,127	7,715
Convertible notes, net	1,558	930
Accrued liabilities	7,134	5,946
Due to related party	2,107	713
Put option liability		2,575
Bank loans - current portion	17,598	17,598
Total current liabilities	36,524	35,478
Total liabilities	36,524	35,478
Commitments and Contingencies
SHAREHOLDERS' (DEFICIT) EQUITY:
Preferred Stock, $0.001 par value; 5,000,000 shares authorized, Series D Convertible Preferred Stock, $0.001 par value, 250,000 shares designated, 8,160 issued and outstanding at December 31, 2016 and December 31, 2015.
Common stock, $0.001 par value; 10,000,000,000 shares authorized, 168,212 and 4 shares issued and outstanding at December 31, 2016 and December 31, 2015, respectively.
Additional paid-in capital	224,792	221,114
Accumulated deficit	(258,385)	(237,874)
Total shareholders' (deficit) equity	(33,593)	(16,760)
Total liabilities and shareholders' (deficit) equity	$ 2,931	$ 18,718